Net loss per share	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Net loss per share

15. Net loss per share

Basic net loss per share is calculated by dividing the net loss by the weighted average number of shares of common stock outstanding for the period, without consideration of the dilutive effect of potential common stock equivalents. Diluted net loss per share gives effect to all dilutive potential shares of common stock outstanding during this period.

For all periods presented, the Company’s potential common stock equivalents, which include convertible preferred stock, stock options, unvested restricted stock and stock purchase warrants, have been excluded from the computation of diluted net loss per share as their inclusion would have the effect of reducing the net loss per share. Therefore, the denominator used to calculate both basic and diluted net loss per share is the same in all periods presented.

The Company’s potential common stock equivalents that have been excluded from the computation of diluted net loss per share for all periods presented because of their antidilutive effect consisted of the following:

	Nine Months Ended September 30,
	2016	2015
Convertible preferred stock	—	7,074,961
Outstanding stock options	1,414,594	1,030,025
Unvested restricted stock	—	10,030
Stock purchase warrants	55,770	146,298

	1,470,364	8,261,314

Net loss per share of common stock

Basic net loss per share is calculated by dividing the net loss by the weighted average number of shares of common stock outstanding for the period, without consideration of the dilutive effect of potential common stock equivalents. Diluted net loss per share gives effect to all dilutive potential shares of common stock outstanding during this period.

For all periods presented, the Company’s potential common stock equivalents, which include convertible preferred stock, stock options, unvested restricted stock and stock purchase warrants, have been excluded from the computation of diluted net loss per share as their inclusion would have the effect of reducing the net loss per share. Therefore, the denominator used to calculate both basic and diluted net loss per share is the same in all periods presented.

The Company’s potential common stock equivalents that have been excluded from the computation of diluted net loss per share for all periods presented because of their antidilutive effect consisted of the following:

	Year Ended December 31,
	2014	2015
Convertible preferred stock	7,074,961	9,472,530
Outstanding stock options	1,098,486	1,261,637
Unvested restricted stock	20,688	6,485
Stock purchase warrants	900,724	146,298

	9,094,859	10,886,950